Other reserves (Details) - GBP (£) £ in Millions		Jun. 30, 2018		Dec. 31, 2017
Disclosure of reserves within equity [line items]
Total Reserves	[2]	£ 3,071	[1]	£ 3,808	[3]
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		3,434		3,084
Available for sale reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		0		396
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		(215)		0
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		(219)		184
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves		(252)		(179)
Other [member]
Disclosure of reserves within equity [line items]
Total Reserves		£ 323		£ 323

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]	For notes to the Financial Statements see pages 17 to 56
[3]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7